Property, equipment and software, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, equipment and software, net

5. Property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Computer and electronic equipment	173,653	231,196
Office furniture and equipment	17,136	22,279
Leasehold improvement	47,324	39,266
Software	45,582	46,752

Total	283,695	339,493
Less: Accumulated depreciation and amortization 1	(189,819)	(227,096)

Property, equipment and software, net	93,876	112,397

1	Depreciation and amortization expenses for the years ended December 31, 2019, 2020 and 2021 was RMB57,712, RMB51,780 and RMB37,277 respectively.